SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 33-02908) UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 57
and

REGISTRATION STATEMENT ( NO. 811-04570) UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 59

VANGUARD NEW YORK
TAX-FREE FUNDS
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

It is proposed that this filing will become effective (check appropriate box)
[X] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 18th day of April, 2019.

VANGUARD NEW YORK TAX-FREE FUNDS

BY: /s/ Mortimer J. Buckley*_____________

Mortimer J. Buckley
Chief Executive Officer, President, and
Trustee

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Mortimer J. Buckley*	Chairman and Chief Executive	April 18, 2019
Officer
Mortimer J. Buckley
/s/ Emerson U. Fullwood*	Trustee	April 18, 2019
Emerson U. Fullwood
/s/ Amy Gutmann*	Trustee	April 18, 2019
Amy Gutmann
/s/ F. Joseph Loughrey*	Trustee	April 18, 2019
F. Joseph Loughrey
/s/ Mark Loughridge*	Trustee	April 18, 2019
Mark Loughridge
/s/ Scott C. Malpass*	Trustee	April 18, 2019
Scott C. Malpass
/s/ Deanna Mulligan*	Trustee	April 18, 2019
Deanna Mulligan
/s/ André F. Perold*	Trustee	April 18, 2019
André F. Perold
/s/ Sarah Bloom Raskin*	Trustee	April 18, 2019
Sarah Bloom Raskin
/s/ Peter F. Volanakis*	Trustee	April 18, 2019
Peter F. Volanakis
/s/ Thomas J. Higgins*	Chief Financial Officer	April 18, 2019
Thomas J. Higgins
*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018, see File Number 33-32216, Incorporated by Reference.

INDEX TO EXHIBITS

XBRL Instance Document	Ex-101.INS
XBRL Taxonomy Extension Schema Document	Ex-101.SCH
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.CAL
XBRL Taxonomy Extension Definition Linkbase Document.	Ex-101.DEF
XBRL Taxonomy Extension Labels Linkbase Document	Ex-101.LAB
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.PRE